YieldMax Universe Fund of Option Income ETF

Schedule of Investments

July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.4%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	2,721,297	$34,152,277
YieldMax ABNB Option Income Strategy ETF (a)	2,946,870	32,710,257
YieldMax AI Option Income Strategy ETF (a)	7,687,944	28,752,911
YieldMax AMD Option Income Strategy ETF (a)	4,055,276	36,091,956
YieldMax AMZN Option Income Strategy ETF (a)	2,181,895	34,866,682
YieldMax BABA Option Income Strategy ETF (a)	2,321,229	35,955,837
YieldMax Bitcoin Option Income Strategy ETF (a)	3,278,586	35,933,303
YieldMax COIN Option Income Strategy ETF (a)	3,424,616	29,828,405
YieldMax CVNA Option Income Strategy ETF (a)	820,333	37,522,031
YieldMax DIS Option Income Strategy ETF (a)	2,514,831	34,423,258
YieldMax Gold Miners Option Income Strategy ETF (a)	2,409,752	35,013,697
YieldMax GOOGL Option Income Strategy ETF (a)	2,856,167	36,873,116
YieldMax HOOD Option Income Strategy ETF (a)	471,239	31,860,469
YieldMax Innovation Option Income Strategy ETF (a)	3,864,819	35,092,557
YieldMax JPM Option Income Strategy ETF (a)	2,134,436	36,050,624
YieldMax MARA Option Income Strategy ETF (a)	1,577,778	30,971,782
YieldMax META Option Income Strategy ETF (a)	2,202,304	37,923,675
YieldMax MRNA Option Income Strategy ETF (a)	14,942,840	33,023,676
YieldMax MSFT Option Income Strategy ETF (a)	1,964,034	36,138,226
YieldMax MSTR Option Income Strategy ETF (a)	1,623,677	31,661,702
YieldMax NFLX Option Income Strategy ETF (a)	1,994,733	33,212,304
YieldMax NVDA Option Income Strategy ETF (a)	2,113,685	36,778,119
YieldMax PLTR Option Income Strategy ETF (a)	535,890	36,987,128
YieldMax PYPL Option Income Strategy ETF (a)	2,794,108	31,964,596
YieldMax SMCI Option Income Strategy ETF (a)	1,708,871	36,159,710
YieldMax SNOW Option Income Strategy ETF (a)	2,200,797	37,193,469
YieldMax TSLA Option Income Strategy ETF (a)	4,454,899	33,990,879
YieldMax TSM Option Income Strategy ETF (a)	2,191,771	36,558,740
YieldMax XOM Option Income Strategy ETF (a)	2,967,278	36,823,920
YieldMax XYZ Option Income Strategy ETF (a)	3,344,697	33,346,629
TOTAL EXCHANGE TRADED FUNDS (Cost $1,203,529,024)		1,037,861,935

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 4.23%(b)	15,279,744	15,279,744
TOTAL MONEY MARKET FUNDS (Cost $15,279,744)		15,279,744

TOTAL INVESTMENTS - 99.8% (Cost $1,218,808,768)		1,053,141,679
Other Assets in Excess of Liabilities - 0.2%		2,297,506
TOTAL NET ASSETS - 100.0%		$1,055,439,185

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

YieldMax Universe Fund of Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,037,861,935	$—	$—	$1,037,861,935
Money Market Funds	15,279,744	—	—	15,279,744
Total Investments	$1,053,141,679	$—	$—	$1,053,141,679

The Fund held affiliated securities of the following companies during the period ended July 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

		Fair Value
Security Ticker	Share Balance 07/31/2025	Fair Value at 10/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 07/31/2025	Dividend Income
APLY	2,721,297	$13,238,896	$38,352,807	$(8,521,496)	$(968,257)	$(7,949,673)	$34,152,277	$6,587,150
ABNY	2,946,870	13,873,570	34,116,328	(5,290,892)	(476,077)	(9,512,672)	32,710,257	8,412,541
AIYY	7,687,944	12,504,131	43,008,517	(3,224,941)	(4,387,922)	(19,146,874)	28,752,911	15,265,657
AMDY	4,055,276	13,217,460	39,839,716	(11,537,355)	(9,126,728)	3,698,863	36,091,956	11,586,810
AMZY	2,181,895	13,335,947	34,086,121	(7,418,347)	(1,855,208)	(3,281,831)	34,866,682	9,603,024
BABO	2,321,229	13,850,322	41,146,138	(15,435,775)	(335,038)	(3,269,810)	35,955,837	10,149,313
YBIT	3,278,586	—	54,385,000	(12,202,802)	(2,455,437)	(3,793,458)	35,933,303	11,694,241
CONY	3,424,616	12,349,812	42,529,981	(14,569,447)	(9,333,346)	(1,148,595)	29,828,405	19,208,077
CVNY	820,333	—	39,364,186	(7,080,305)	422,405	4,815,745	37,522,031	9,217,164
DISO	2,514,831	13,606,224	35,738,580	(9,714,474)	(1,543,021)	(3,664,051)	34,423,258	7,106,994
GDXY	2,409,752	13,415,824	43,729,245	(19,677,282)	(2,031,821)	(422,269)	35,013,697	8,401,661
GOOY	2,856,167	13,911,268	35,171,334	(8,375,481)	(2,407,761)	(1,426,244)	36,873,116	6,586,776
HOOY	471,239	—	34,142,130	(3,959,445)	351,149	1,326,635	31,860,469	5,936,796
OARK	3,864,819	13,207,790	35,256,632	(11,000,482)	(2,142,928)	(228,455)	35,092,557	9,095,973
JPMO	2,134,436	14,119,642	35,695,435	(11,582,975)	(1,179,665)	(1,001,813)	36,050,624	5,945,439
MARO	1,577,778	—	53,596,864	(4,964,905)	(2,886,550)	(14,773,627)	30,971,782	13,684,909
FBY	2,202,304	14,335,950	37,554,445	(11,472,360)	(1,118,013)	(1,376,347)	37,923,675	7,864,703
MRNY	14,942,840	14,471,804	48,074,257	(2,778,981)	(3,824,138)	(22,919,266)	33,023,676	15,422,035
MSFO	1,964,034	13,701,802	34,329,356	(11,334,375)	(2,636,537)	2,077,980	36,138,226	6,180,479
MSTY	1,623,677	13,264,143	43,138,020	(13,858,121)	(2,791,373)	(8,090,967)	31,661,702	19,118,131
NFLY	1,994,733	13,963,096	37,930,642	(15,201,348)	(1,018,371)	(2,461,715)	33,212,304	9,526,184
NVDY	2,113,685	13,335,799	36,763,510	(5,489,879)	(2,320,670)	(5,510,641)	36,778,119	13,648,349
PLTY	535,890	—	50,031,271	(15,651,313)	(48,781)	2,655,951	36,987,128	14,929,601
PYPY	2,794,108	13,853,259	36,812,884	(5,695,027)	(1,080,606)	(11,925,914)	31,964,596	7,905,697
SMCY	1,708,871	—	58,492,685	(18,584,099)	(3,066,067)	(682,809)	36,159,710	21,082,416
SNOY	2,200,797	13,368,930	38,930,856	(13,978,847)	(2,070,155)	942,685	37,193,469	12,669,532
TSLY	4,454,899	14,733,321	47,308,991	(14,702,375)	(4,128,585)	(9,220,473)	33,990,879	14,172,065
TSMY	2,191,771	12,893,361	36,779,925	(9,172,227)	(2,242,442)	(1,699,877)	36,558,740	9,483,943
XOMO	2,967,278	13,447,517	41,531,496	(12,199,845)	(2,317,576)	(3,637,672)	36,823,920	5,400,777
XYZY	3,344,697	13,134,051	44,540,228	(8,360,254)	(4,834,382)	(11,133,014)	33,346,629	13,017,168
		$325,133,919			$(73,853,901)	$(132,760,208)	$1,037,861,935	$328,903,605